UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040

Signature, Place and Date of Signing:


/s/ Cathaleen Lindsay              New York, NY              February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       88

Form 13F Information Table Value Total:   $159,901
                                         (thousands)

List of Other Included Managers: None

                                              CHESAPEAKE ASSET MANAGEMENT, LLC

                                                 FORM 13F INFORMATION TABLE
                                                    AS OF DATE: 12/31/05
         COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5     COL 6   COL 7       COLUMN 8

                                TITLE OF       CUSIP        VALUE      SHRS OR      INVMT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER             CLASS        NUMBER                   PRN AMT      DSCRN    MGR    SOLE    SHARED NONE
ADVO INC                      COM             007585102    2,436,386    86,458      SOLE             46,688         39,770
AFLAC INC                     COM             001055102   16,549,287   356,512      SOLE            148,948        207,564
AIR PRODS & CHEMS INC         COM             009158106      224,922     3,800      SOLE              3,800              0
ALTERA CORP                   COM             021441100      954,295    51,500      SOLE             27,500         24,000
AMERADA HESS CORP             COM             023551104      240,958     1,900      SOLE                500          1,400
AMGEN                         COM             031162100      462,908     5,870      SOLE                800          5,070
ANHEUSER BUSCH COS INC        COM             035229103    1,408,143    32,778      SOLE             15,392         17,386
ARCHER DANIELS MIDLAND CO     COM             039483102    2,238,610    90,779      SOLE             63,969         26,810
ASHLAND INC NEW               COM             044209104      301,196     5,202      SOLE              5,202              0
BJS WHOLESALE CLUB INC        COM             05548J106    1,429,906    48,373      SOLE             23,362         25,011
BP PLC                        SPONSORED ADR   055622104      985,841    15,351      SOLE              1,244         14,107
BT GROUP PLC                  ADR             05577E101    3,095,347    80,650      SOLE             35,000         45,650
BAKER HUGHES INC              COM             057224107   11,656,085   191,775      SOLE             96,550         95,225
BOSTON SCIENTIFIC CORP        COM             101137107    2,103,691    85,900      SOLE             37,700         48,200
CADBURY SCHWEPPES PLC         ADR             127209302      541,689    14,147      SOLE              8,374          5,773
CARNIVAL CORP                 PAIRED CTF      143658300      989,195    18,500      SOLE             14,000          4,500
CHESAPEAKE ENERGY CORP        COM             165167107    1,975,700    62,266      SOLE             23,600         38,666
CHUBB CORP                    COM             171232101    2,949,030    30,200      SOLE             17,500         12,700
CHURCH & DWIGHT INC           COM             171340102      546,680    16,551      SOLE              1,650         14,901
CINCINNATI FINL CORP          COM             172062101      244,221     5,466      SOLE                  0          5,466
CITIGROUP INC                 COM             172967101      386,881     7,972      SOLE              3,026          4,946
COMCAST CORP NEW              CLA SPL         20030N200      231,210     9,000      SOLE                  0          9,000
COMCAST CORP NEW              CLA             20030N101      272,186    10,501      SOLE                918          9,583
CORNING INC                   COM             219350105      463,976    23,600      SOLE             20,000          3,600
COVENTRY HEALTH CARE INC      COM             222862104      301,034     5,285      SOLE              2,686          2,599
DIAGEO PLC                    SPON ADR NEW    25243Q205      209,880     3,600      SOLE              3,600              0
DUPONT E I DE NEMOURS CO      COM             263534109      264,520     6,224      SOLE                  0          6,224
ECHOSTAR COMMUNICATIONS NEW   CLA             278762109    2,588,895    95,250      SOLE             52,200         43,050
ENSCO INT INC                 COM             26874Q100    1,769,565    39,900      SOLE             18,500         21,400
EL PASO CORP                  COM             28336L109    1,793,600   147,500      SOLE             93,000         54,500
ERICSSON L M TEL CO           ADR B SEKIO     294821608    3,087,262    89,746      SOLE             23,660         66,086
EXXON MOBIL CORP              COM             30231G102    2,439,688    43,434      SOLE              4,968         38,466
FEDERAL NAT MTG ASSN          COM             313586109      672,358    13,775      SOLE              8,450          5,325
FEDEX CORP                    COM             31428X106    1,556,020    15,050      SOLE              4,700         10,350
GENERAL ELECTRIC CO           COM             369604103    4,862,451   138,729      SOLE             38,100        100,629
GLOBALSANTAFE CORP            SHS             G3930E101    3,004,560    62,400      SOLE             30,000         32,400
GRANT PRIDECO INC             COM             38821G101    3,913,444    88,700      SOLE             36,800         51,900
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206    1,191,400    14,800      SOLE             10,050          4,750
HSBC HLDGS PLC                SPON ADR NEW    404280406    3,295,247    40,950      SOLE             22,700         18,250
HOVNANIAN ENTERPRISES INC     CLA             442487203    2,248,692    45,300      SOLE             21,300         24,000
INTEL CORP                    COM             458140100    1,337,856    53,600      SOLE             26,900         26,700
INTL BUSINESS MACHS           COM             459200101    1,218,040    14,818      SOLE             12,200          2,618
INTL PAPER CO                 COM             460146103      204,315     6,079      SOLE              6,000             79
ISHARES INC                   MSCI JAPAN      464286848    7,289,984   539,200      SOLE            247,400        291,800
ITT INDS INC IND              COM             450911102      236,486     2,300      SOLE              2,300              0
JP MORGAN CHASE & CO          COM             46625H100    2,811,243    70,830      SOLE             44,160         26,670
KIMCO REALTY CORP             COM             49446R109    2,063,386    64,320      SOLE                  0         64,320
LOCKHEED MARTIN CORP          COM             539830109    3,025,988    47,556      SOLE             20,600         26,956
LUCENT TECHNOLOGIES INC       COM             549463107       34,787    13,078      SOLE             10,000          3,078
MEDCO HEALTH SOLUTIONS INC    COM             58405U102      313,484     5,618      SOLE              2,059          3,559
MERCK & CO INC                COM             589331107      591,093    18,582      SOLE              8,000         10,582
MICROSOFT CORP                COM             594918104    1,501,272    57,410      SOLE             29,900         27,510
MITSUBISHI UFJ FINL GROUP     SPONSORED ADR   606822104    2,876,269   210,100      SOLE             72,700        137,400
MITTAL STEEL CO NV            NY REG SH CLA   60684P101    3,009,519   114,300      SOLE             52,900         61,400
MOTOROLA INC                  COM             620076109    1,092,565    48,365      SOLE             18,900         29,465
NABORS INDUSTRIES LTD         SHS             G6359F103    2,340,675    30,900      SOLE             11,900         19,000
NEWS CORP                     CLA             65248E104      122,348     7,868      SOLE              7,864              4
NEWS CORP                     CL B            65248E203      332,200    20,000      SOLE             20,000              0
OPSWARE INC                   COM             68383A101    4,811,394   708,600      SOLE            299,600        409,000
PEPSICO INC                   COM             713448108    1,559,712    26,400      SOLE             16,200         10,200
PFIZER INC                    COM             717081103      777,605    33,345      SOLE                  0         33,345
PITNEY BOWES INC              COM             724479100      461,919    10,933      SOLE              9,000          1,933
PROCTER & GAMBLE CO           COM             742718109      407,475     7,040      SOLE              2,000          5,040
REDWOOD TR INC                COM             758075402      247,560     6,000      SOLE              6,000              0
ROYAL BK CDA MONTREAL QUE     COM             780087102      281,976     3,616      SOLE              3,616              0
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206    3,030,781    49,289      SOLE             14,200         35,089
SCHLUMBERGER LTD              COM             806857108    2,072,598    21,334      SOLE              9,514         11,820
SCIENTIFIC ATLANTA INC        COM             808655104      474,416    11,015      SOLE              8,950          2,065
SONY CORP                     ADR NEW         835699307      958,800    23,500      SOLE             14,400          9,100
SPDR TR                       UNIT SER 1      78462F103    2,477,749    19,900      SOLE              8,600         11,300
TECHNE CORP                   COM             878377100    2,209,552    39,400      SOLE              5,500         33,900
TELEFLEX INC                  COM             879369106      422,370     6,500      SOLE                  0          6,500
TELEFONICA S A                SPONSORED ADR   879382208    1,494,664    33,200      SOLE             20,087         13,113
3M CO                         COM             88579Y101      318,060     4,104      SOLE                  0          4,104
TELIK INC                     COM             87959M109      424,750    25,000      SOLE             10,500         14,500
TIME WARNER INC               COM             887317105    2,031,394   116,479      SOLE             59,750         56,729
TOOTSIE ROLL INDS INC         COM             890516107      663,452    22,933      SOLE              8,550         14,383
TRANSOCEAN INC                ORD             G90078109      447,131     6,416      SOLE              2,438          3,978
UNILEVER N V                  NYSHS NEW       904784709    3,210,623    46,768      SOLE             17,230         29,538
UST INC                       COM             902911106    1,978,622    48,460      SOLE             32,200         16,260
UNITED STATES STL CORP NEW    COM             912909108    4,645,966    96,650      SOLE             51,300         45,350
UNITED TECHNOLOGIES CORP      COM             913017109    1,280,339    22,900      SOLE             22,700            200
VASOGEN INC                   COM             92232F103      978,875   477,500      SOLE            199,700        277,800
VERIZON COMMUNICATIONS        COM             92343V104      254,303     8,443      SOLE              1,959          6,484
WACHOVIA CORP 2ND NEW         COM             929903102    3,151,090    59,612      SOLE             23,824         35,788
WAL MART STORES INC           COM             931142103    1,219,140    26,050      SOLE             12,900         13,150
DISNEY WALT CO                COM DISNEY      254687106    1,022,992    42,678      SOLE             13,553         29,125
WYETH                         COM             983024100      298,073     6,470      SOLE                  0          6,470

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